LEASES	12 Months Ended
Dec. 31, 2019
LEASES
LEASES

14.          LEASES

Operating leases

The Group’s leases consist of various operating lease contracts for offices, kindergartens, play-and-learn centers and student care centers in different cities in the PRC and in Singapore. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group chooses to account for as separate components. The allocation of the consideration between the lease and the non-lease components is based on the relative stand-alone prices of lease components included in the lease contracts. As of December 31, 2019, the Group had no leases that were classified as a financing lease. As of December 31, 2019, the Group did not have additional operating leases that have not yet commenced.

Total operating lease expenses for the year ended December 31, 2019 was $16,956 and was recorded in cost of revenues, and general and administrative expenses on the consolidated statements of operations.

The short term lease expenses for the year ended December 31, 2019 was $3,363 and was recorded in the consolidated statements of operations.

For the year ended
December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	15,514
Right-of-use assets obtained in exchange for new lease obligations:	25,685
Weighted average remaining lease term	9.03 years
Weighted average discount rate	6.6%

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

Years ending December 31,
2020	17,479
2021	13,543
2022	11,705
2023	12,606
2024	10,675
2025 and thereafter	53,826
Less: imputed interest	32,423
Total	87,411

Future minimum payments under non-cancelable operating leases related to offices and kindergartens and play-and-learn centers consisted, as of December 31, 2018, under ASC 840, the predecessor to Topic 842, was as follows:

Years ending December 31,
2019	16,607
2020	15,075
2021	13,155
2022	12,002
2023	10,913
2024 and thereafter	64,845
132,597

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases.  The terms of the leases do not contain lease escalation or contingent rents.  For the years ended December 31, 2017 and 2018, total rental expense for all operating leases amounted to $11,760 and $16,195, respectively.